SUMMARY OF CONTRACT LIABILITY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Contract Liabilities
Educational revenue paid in advance	$ 2,580,097	$ 5,594,979
Other prepaid income		12,254
Advance bookings for lodges	170,040	213,217
Total	$ 2,750,137	$ 5,820,450